Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
TextBlock1 [Abstract]
Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets
The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2023 and 2024 are as follows:
(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2022	¥1,156,290	¥462,251	¥64,892	¥1,683,433

Additions	¥—	¥12,163	¥35,103	¥47,266
Internally developed	120,811	28,088	—	148,899
Sales or disposal	(267,115)	(5,107)	(9,741)	(281,963)
Exchange differences on translating foreign operations	4,280	15,870	3,503	23,653
Other	—	4,285	(336)	3,949

Balance as of March 31, 2023	¥1,014,266	¥517,550	¥93,421	¥1,625,237

Additions	¥—	¥13,144	¥41,165	¥54,309
Internally developed	207,519	42,896	—	250,415
Sales or disposal	(128,194)	(16,228)	(14,826)	(159,248)
Exchange differences on translating foreign operations	12,224	36,984	14,517	63,725
Other	(4,254)	3,636	(3,648)	(4,266)

Balance as of March 31, 2024	¥1,101,561	¥597,982	¥130,629	¥1,830,172

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2022	¥(462,641)	¥(359,469)	¥(11,816)	¥(833,926)

Amortization	¥(149,659)	¥(29,058)	¥(880)	¥(179,597)
Sales or disposal	267,115	4,693	938	272,746
Exchange differences on translating foreign operations	(719)	(12,893)	(758)	(14,370)
Other	—	(1,036)	1,846	810

Balance as of March 31, 2023	¥(345,904)	¥(397,763)	¥(10,670)	¥(754,337)

Amortization	¥(154,780)	¥(30,029)	¥(855)	¥(185,664)
Sales or disposal	128,194	15,315	219	143,728
Exchange differences on translating foreign operations	(1,935)	(29,418)	(1,656)	(33,009)
Other	2,055	(3,997)	741	(1,201)

Balance as of March 31, 2024	¥(372,370)	¥(445,892)	¥(12,221)	¥(830,483)

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2023	¥668,362	¥119,787	¥82,751	¥870,900
Balance as of March 31, 2024	729,191	152,090	118,408	999,689